================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended      December 31, 2009
                                                -------------------------

Check here if Amendment [_];  Amendment Number:  _____
  This Amendment (Check only one.):    [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        QCP GP Investors II LLC
         --------------------------------------
Address:     375 Park Avenue
         --------------------------------------
             New York, New York 10152
         --------------------------------------

Form 13F File Number:    028-12825
                       ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Joshua Steiner
         --------------------------------------
Title:       Managing Member
         --------------------------------------
Phone:       (212) 418-1700
         --------------------------------------

Signature, Place, and Date of Signing:


     /s/ Joshua Steiner              New York, NY            February 12, 2010
----------------------------    ----------------------     ---------------------
        [Signature]                  [City, State]                [Date]


Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

List of Other Managers Reporting for this Manager:


              FORM 13F FILE NUMBER                    NAME
              --------------------       ------------------------------
                    28-12824             Quandrangle GP Investors LLC